Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (719,583)	$ (1,066,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	108,052	139,287
Amortization of operating lease right-of-use assets	6,781	9,404	$ 29,748
Gain on derivative liability – warrants		(51)
Loss on disposal of equipment	1,927
Stock-based compensation	68,249	111,974
Unrealized foreign exchange loss	154	17
Changes in operating assets and liabilities:
Accounts receivable	2,298,113	3,978,347
Prepaid expenses	(2,396)	(38,096)
Accounts payable and accrued liabilities	(2,360,393)	(3,181,266)
Net cash used in operating activities	(599,096)	(46,996)
Cash flows from investing activities:
Acquisition of equipment	(4,006)	(1,496)
Long-term cash equivalent	16,463
Net cash provided by (used in) investing activities	12,457	(1,496)
Cash flows from financing activities:
Payments for repurchase of common shares		(517)
Payments on operating lease liabilities	(7,604)	(9,764)
Net cash used in financing activities	(7,604)	(10,281)
Change in cash	(594,243)	(58,773)
Cash, beginning of period	1,469,224	2,363,530	2,363,530
Cash, end of period	874,981	2,304,757	$ 1,469,224
Supplementary information:
Interest paid
Income taxes paid	$ 15,431	$ 3,617